Borrowings (Details 3) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction | $		$ 3,193,089
Borrowings	R$ 24,898,156		R$ 23,361,421
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 24,161,801		22,141,580
Foreign currency | Investment 1
Disclosure of detailed information about borrowings [line items]
Issue date	July 2018
Initial amount of the transaction | $		158,150
Maturity	December 2028
Charges (% per year)	Us dollar exchange variation + semianual Libor + 0.65
Borrowings	R$ 620,160		0
Foreign currency | Investments
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction | $		$ 158,150
Borrowings	R$ 620,160		R$ 0